Advanced Series Trust
Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

April 23, 2015

VIA EDGAR SUBMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Registration Statement on Form N-1A of Advanced Series Trust

(Securities Act File No. 33-24962 and Investment Company Act File No. 811-05186)
Post-Effective Amendment No. 131 to the Registration Statement under the Securities Act of 1933 and Amendment No. 133 to the Registration Statement under the Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of Advanced Series Trust (the Registrant), pursuant to the Securities Act of 1933 (the 1933 Act) and the Investment Company Act of 1940 (the 1940 Act), transmitted herewith for filing with the Securities and Exchange Commission (the Commission) is Post-Effective Amendment No. 131 to the Registration Statement under the 1933 Act and Amendment No. 133 to the Registration Statement under the 1940 Act (the Amendment).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act. The Amendment is being filed for the purpose of adding revised disclosure with respect to the adoption of an amended shareholder services and distribution plan (the Plan) for most of the portfolios of the Registrant pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Registrant has designated the effective date as the 60 days after the filing of the Amendment. As is further explained below, the adoption of the Plan is contingent upon receiving the approval of the shareholders of each of the portfolios of the Registrant which are proposed to be covered under the Plan.

The proposed Plan would, if approved by shareholders, result in an increase in the existing distribution and services (12b-1) fee rate from 0.10% to 0.25%. However, if the Plan is approved by shareholders the Trust’s investment adviser has agreed to corresponding reductions in its advisory fees and to extend existing contractual subsidy arrangements, so that shareholders will not incur fee or expense increases as a result of the approval of the Plan.

A preliminary proxy statement was filed with the Commission and reviewed by the Commission staff earlier this month. Thereafter, a definitive proxy statement soliciting shareholder approval for the Plan was filed with the Commission. It is expected that the definitive proxy materials will be distributed to the beneficial shareholders on or before May 5, 2015 in connection with a special shareholders’ meeting currently scheduled to be held on June 11, 2015. Assuming receipt of the required shareholder approval for the proposed Plan, it is expected that the Plan will be implemented on or about July 1, 2015.

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The Registrant acknowledges that (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the Amendment; (ii) Commission staff comments or changes to disclosure in the Amendment in response to Commission staff comments do not foreclose the Commission from taking any action with respect to the Amendment; and (iii) the Registrant may not assert Commission staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States..

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Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Commission Staff’s review, please contact me at 973-367-3161.  Thank you for your assistance in this matter.

Respectfully submitted,

/s/ Jonathan D. Shain

Jonathan D. Shain

Assistant Secretary